KPMG LLP Suite 1500 550 South Hope Street Los Angeles, CA 90071-2629

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Nelnet, Inc. (the “Company”)
Mizuho Securities USA LLC
Goldman Sachs & Co. LLC
BofA Securities, Inc.
Citigroup Global Markets Inc.
RBC Capital Markets, LLC
Wells Fargo Securities, LLC
Apollo Global Securities, LLC
Blackstone Securities Partners L.P.
Siebert Williams Shank & Co., LLC
Academy Securities, Inc.
Loop Capital Markets LLC
Samuel A. Ramirez & Company, Inc.
(together, the “Specified Parties”)

Re: Nelnet Student Loan Trust 2021-D – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NSLT_2021_D_202107_listing.xlsx” provided by the Company on August 17, 2021, containing information on 106,176 student loans (the “Student Loans”) as of July 31, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Nelnet Student Loan Trust 2021-D. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Nelnet Servicing System” means the Company’s servicing system.

•	The term “Lookup Code Mapping” means loan status descriptions and mapping provided by the Company, attached hereto as Exhibit B.

•	The term “Sources” means the following information provided by the Company:

–	Lookup Code Mapping;

–	Promissory Note; and,

–
Note Disbursements Screen, Note Detail 1 Screen, Note Detail 2 Screen, Payment History for Current Principal Balance Screen, Payment History for Loan Status and Interest Rate Screen, Repayment Schedule Screen, Servicing History Screen, Term Adjustment Screen, BLS Main Screen, and Origination Screen within the Nelnet Servicing System.

We make no representation regarding the validity, enforceability, or authenticity of such Sources.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit C.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

1.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

2.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions, as applicable constituted an exception. The Sources information is listed in the order of priority.

Attribute	Sources / Instructions
Disbursement Year	“Act Disb Date” field on Note Disbursements Screen and Instructions
Original Principal Balance	“Orig Note Amt” field on Note Detail 2 Screen
Current Principal Balance	“CPB” field on Note Detail 2 Screen, “End CPB” field on Transaction History Screen, and principal payment amounts on Payment History for Current Principal Balance Screen, and Instructions
Loan Type	“Loan Type” field on Note Detail 2 Screen

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Attribute	Sources / Instructions
Loan Status	“Status” and “Next Pmt Dt” fields on Note Detail 1 Screen, Servicing History Screen, “NPD” field on Payment History for Loan Status and Interest Rate Screen, Lookup Code Mapping, and Instructions
Current Status End Date	“End Dt of Stat” field on Note Detail 1 Screen, Servicing History Screen, “First Pmt Dt” and “Term” fields on Repayment Schedule Screen, and Instructions
Remaining Term	“Remaining Term” field on Note Detail 1 Screen, “Adj Term” field on Term Adjustment Screen, and Instructions
Interest Rate	“Interest Rate” field on Note Detail 2 Screen, “Int Rate” and “Eff Dt” fields on Payment History for Loan Status and Interest Rate Screen, and Instructions
School Code	“Original School ID” field on Servicing History Screen
State of Residence	“Address” field on BLS Main Screen
Original FICO	“Borrower – Credit Score” field, “Co-Signer – Credit Score” field, “Co-Maker – Credit Score” field on Origination Screen, and Instructions

3.
For each Selected Student Loan, we observed the presence of a signed Promissory Note in the Sources. The Specified Parties indicated that the absence of a signed Promissory Note constituted an exception. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s).

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 106,176 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii)

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the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information, which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Los Angeles, California
September 22, 2021

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Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2021D001	51	2021D051	101	2021D101	151	2021D151
2	2021D002	52	2021D052	102	2021D102	152	2021D152
3	2021D003	53	2021D053	103	2021D103	153	2021D153
4	2021D004	54	2021D054	104	2021D104	154	2021D154
5	2021D005	55	2021D055	105	2021D105	155	2021D155
6	2021D006	56	2021D056	106	2021D106	156	2021D156
7	2021D007	57	2021D057	107	2021D107	157	2021D157
8	2021D008	58	2021D058	108	2021D108	158	2021D158
9	2021D009	59	2021D059	109	2021D109	159	2021D159
10	2021D010	60	2021D060	110	2021D110	160	2021D160
11	2021D011	61	2021D061	111	2021D111	161	2021D161
12	2021D012	62	2021D062	112	2021D112	162	2021D162
13	2021D013	63	2021D063	113	2021D113	163	2021D163
14	2021D014	64	2021D064	114	2021D114	164	2021D164
15	2021D015	65	2021D065	115	2021D115	165	2021D165
16	2021D016	66	2021D066	116	2021D116	166	2021D166
17	2021D017	67	2021D067	117	2021D117	167	2021D167
18	2021D018	68	2021D068	118	2021D118	168	2021D168
19	2021D019	69	2021D069	119	2021D119	169	2021D169
20	2021D020	70	2021D070	120	2021D120	170	2021D170
21	2021D021	71	2021D071	121	2021D121	171	2021D171
22	2021D022	72	2021D072	122	2021D122	172	2021D172
23	2021D023	73	2021D073	123	2021D123	173	2021D173
24	2021D024	74	2021D074	124	2021D124	174	2021D174
25	2021D025	75	2021D075	125	2021D125	175	2021D175
26	2021D026	76	2021D076	126	2021D126	176	2021D176
27	2021D027	77	2021D077	127	2021D127	177	2021D177
28	2021D028	78	2021D078	128	2021D128	178	2021D178
29	2021D029	79	2021D079	129	2021D129	179	2021D179
30	2021D030	80	2021D080	130	2021D130	180	2021D180
31	2021D031	81	2021D081	131	2021D131	181	2021D181
32	2021D032	82	2021D082	132	2021D132	182	2021D182
33	2021D033	83	2021D083	133	2021D133	183	2021D183
34	2021D034	84	2021D084	134	2021D134	184	2021D184
35	2021D035	85	2021D085	135	2021D135	185	2021D185
36	2021D036	86	2021D086	136	2021D136	186	2021D186
37	2021D037	87	2021D087	137	2021D137	187	2021D187
38	2021D038	88	2021D088	138	2021D138	188	2021D188
39	2021D039	89	2021D089	139	2021D139	189	2021D189
40	2021D040	90	2021D090	140	2021D140	190	2021D190
41	2021D041	91	2021D091	141	2021D141	191	2021D191
42	2021D042	92	2021D092	142	2021D142	192	2021D192
43	2021D043	93	2021D093	143	2021D143	193	2021D193
44	2021D044	94	2021D094	144	2021D144	194	2021D194
45	2021D045	95	2021D095	145	2021D145	195	2021D195
46	2021D046	96	2021D096	146	2021D146	196	2021D196
47	2021D047	97	2021D097	147	2021D147	197	2021D197
48	2021D048	98	2021D098	148	2021D148	198	2021D198
49	2021D049	99	2021D099	149	2021D149	199	2021D199
50	2021D050	100	2021D100	150	2021D150	200	2021D200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2021D201	242	2021D242	283	2021D283	324	2021D324
202	2021D202	243	2021D243	284	2021D284	325	2021D325
203	2021D203	244	2021D244	285	2021D285	326	2021D326
204	2021D204	245	2021D245	286	2021D286	327	2021D327
205	2021D205	246	2021D246	287	2021D287	328	2021D328
206	2021D206	247	2021D247	288	2021D288	329	2021D329
207	2021D207	248	2021D248	289	2021D289	330	2021D330
208	2021D208	249	2021D249	290	2021D290	331	2021D331
209	2021D209	250	2021D250	291	2021D291	332	2021D332
210	2021D210	251	2021D251	292	2021D292	333	2021D333
211	2021D211	252	2021D252	293	2021D293	334	2021D334
212	2021D212	253	2021D253	294	2021D294	335	2021D335
213	2021D213	254	2021D254	295	2021D295	336	2021D336
214	2021D214	255	2021D255	296	2021D296	337	2021D337
215	2021D215	256	2021D256	297	2021D297	338	2021D338
216	2021D216	257	2021D257	298	2021D298	339	2021D339
217	2021D217	258	2021D258	299	2021D299	340	2021D340
218	2021D218	259	2021D259	300	2021D300	341	2021D341
219	2021D219	260	2021D260	301	2021D301	342	2021D342
220	2021D220	261	2021D261	302	2021D302	343	2021D343
221	2021D221	262	2021D262	303	2021D303	344	2021D344
222	2021D222	263	2021D263	304	2021D304	345	2021D345
223	2021D223	264	2021D264	305	2021D305	346	2021D346
224	2021D224	265	2021D265	306	2021D306	347	2021D347
225	2021D225	266	2021D266	307	2021D307	348	2021D348
226	2021D226	267	2021D267	308	2021D308	349	2021D349
227	2021D227	268	2021D268	309	2021D309	350	2021D350
228	2021D228	269	2021D269	310	2021D310	351	2021D351
229	2021D229	270	2021D270	311	2021D311	352	2021D352
230	2021D230	271	2021D271	312	2021D312	353	2021D353
231	2021D231	272	2021D272	313	2021D313	354	2021D354
232	2021D232	273	2021D273	314	2021D314	355	2021D355
233	2021D233	274	2021D274	315	2021D315	356	2021D356
234	2021D234	275	2021D275	316	2021D316	357	2021D357
235	2021D235	276	2021D276	317	2021D317	358	2021D358
236	2021D236	277	2021D277	318	2021D318	359	2021D359
237	2021D237	278	2021D278	319	2021D319	360	2021D360
238	2021D238	279	2021D279	320	2021D320	361	2021D361
239	2021D239	280	2021D280	321	2021D321
240	2021D240	281	2021D281	322	2021D322
241	2021D241	282	2021D282	323	2021D323

Note: The Company has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

Exhibit B
Lookup Code Mapping

Loan Status per Sources	Loan Status per Data File
Repayment, Loan Mod, Military Repay	Repayment Current
School, Military School	In-School
Disaster Forb	Forbearance
Deferment, Bnkrcy Defer	Deferment
Grace	Grace

Exhibit C
Instructions

Attribute	Instructions
Disbursement Year	Compare the “Orig_Vint_Date” field in the Data File to the earliest “Act Disb Date” field on Note Disbursements Screen.
Current Principal Balance
Compare the “Ln_Cur_Bal” field in the Data File to the “CPB” field on Note Detail 2 Screen. In the event the “CPB” field on the Note Detail 2 Screen did not agree with the “Ln_Cur_Bal” field in the Data File, compare the ”End CPB” field as of the Cutoff Date listed on the Transaction History Screen. In the event the ”End CPB” field as of the Cutoff Date listed on the Transaction History Screen did not agree with the “Ln_Cur_Bal” field in the Data File, compare the sum of the “CPB” field and all principal payment amounts on Payment History for Current Principal Balance Screen for which the “Prcs Dt” is after the Cutoff Date to the “Ln_Cur_Bal” field in the Data File.

Loan Status
Compare the “Status” field in the Data File to the “Status” field on the Note Detail 1 Screen based on the Lookup Code Mapping. In the event the “Status” field on the Note Detail 1 Screen did not agree with the “Status” field in the Data File, compare the Loan Status as of the Cutoff Date listed on the Servicing History Screen. In the event the Loan Status as of the Cutoff Date listed on the Servicing History Screen did not agree with the “Status” field in the Data File, perform the following procedures:

a) If the “Status” field in the Note Detail 1 Screen was “Loan Mod” and the “Next Pmt Dt” field on the Note Detail 1 Screen was prior to the Cutoff Date, we were instructed to consider the Loan Status to be Repay_Delinquent.

b) If the “Status” field in the Note Detail 1 Screen was “Repayment,” and the “Next Pmt Dt” on Note Detail 1 Screen or “NPD” field on Payment History for Loan Status and Interest Rate Screen was prior to the Cutoff Date, we were instructed to consider the Loan Status to be Repay_Delinquent.

Current Status End Date
a) If the Loan Status of the Selected Student Loan was Repayment Current or Repay_Delinquent, compare the “Curr_Maturity_Date” field in the Data File to the sum of the “First Pmt Dt” field and months in the “Term” field on the Repayment Schedule Screen or to the Current Status End Date as of the Cutoff Date listed on the Servicing History Screen.

b) If the Loan Status of the Selected Student Loan was In-School, compare the date one day prior to the “Grace_Begin_Date” field in the Data File to the “End Dt of Stat” field on Note Detail 1 Screen or to the Current Status End Date as of the Cutoff Date listed on the Servicing History Screen.

c) If the Loan Status of the Selected Student Loan was Grace, compare the “Grace_End_DT” field in the Data File to the “End Dt of Stat” field on Note Detail 1 Screen or to the Current Status End Date as of the Cutoff Date listed on the Servicing History Screen.

d) If the Loan Status of the Selected Student Loan was Deferment or Forbearance, compare the “Active_Df_En_Date” field in the Data File to the “End Dt of Stat” field

Exhibit C
Instructions (Cont.)

Attribute	Instructions

on the Note Detail 1 Screen or to the Current Status End Date as of the Cutoff Date listed on the Servicing History Screen.

e) If the Loan Status of the Selected Student Loan was Bankruptcy Deferment, compare the “Active_Df_En_Date” field in the Data File to the Cutoff Date.

Remaining Term	Compare the “Mos_Remain_Repay_Status” field in the Data File to (i) the “Remaining Term” field on the Note Detail 1 Screen, or (ii)the ”Adj Term” field on the Term Adjustment Screen.
Interest Rate
Compare the “Drvd_Ln_Rate” field in the Data File to the “Interest Rate” field on the Note Detail 2 Screen. In the event the “Interest Rate” field on Note Detail 2 Screen did not agree with the “Drvd_Ln_Rate” field in the Data File, compare “Int Rate” field which corresponding “Eff Dt” field was Cutoff Date on Payment History for Loan Status and Interest Rate Screen to the “Drvd_Ln_Rate” field in the Data File.

Original FICO
a) Compare the “Borr_Fico” field in the Data File to the “Borrower – Credit Score” field on the Origination Screen. If the “Borr_Fico” field in the Data File did not agree with the “Borrower – Credit Score” field on the Origination Screen, compare the “Cos1_Fico” field in the Data File to the “Co-Signer – Credit Score” field on the Origination Screen. If the “Cos1_Fico” field in the Data File did not agree with the“Co-Signer – Credit Score” field on the Origination Screen, compare the “Cos2_Fico” field in the Data File with the “Co-Maker – Credit Score” field on the Origination Screen.

b) If the “Cos2_Fico” field in the Data File was blank, consider the field to be equal to zero.

c) Do not consider an Original FICO value of zero to be an exception.